DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS

January 31, 2024

(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS - 113.8%

	ELECTRIC, GAS AND WATER - 74.8%
1,740,310	Alliant Energy Corp. (a)	$84,683,485
1,292,975	Ameren Corp. (a)	89,952,271
926,090	American Electric Power Co., Inc. (a)	72,364,673
386,275	American Water Works Co. (a)	47,905,825
751,750	Atmos Energy Corp. (a)	85,654,395
389,700	Black Hills Corp.	20,170,872
3,888,870	CenterPoint Energy, Inc. (a)	108,655,028
1,654,865	CMS Energy Corp. (a)(b)	94,592,083
1,332,980	Dominion Energy, Inc. (a)	60,943,846
591,120	DTE Energy Co. (a)	62,315,870
6,934,037	EDP-Energias de Portugal, S.A. (Portugal)	31,197,894
1,530,055	Emera Inc. (Canada)	54,408,827
5,332,200	Enel S.p.A. (Italy)	36,727,656
525,120	Entergy Corp. (a)	52,385,971
1,548,410	Essential Utilities, Inc. (a)	55,525,983
1,208,356	Evergy, Inc. (a)(b)	61,348,234
482,140	Eversource Energy (a)(b)	26,141,631
1,138,500	FirstEnergy Corp. (a)	41,760,180
981,900	Fortis Inc. (Canada)	39,641,994
3,539,400	Iberdrola, S.A. (Spain)	42,964,148
3,389,100	National Grid plc (United Kingdom)	45,532,116
875,590	New Jersey Resources Corp. (a)(b)	35,750,340
1,066,775	NextEra Energy, Inc. (a)(b)	62,545,018
2,797,315	NiSource Inc. (a)	72,646,270
779,470	Northwest Natural Holding Co.	28,731,264
2,005,300	OGE Energy Corp. (a)(b)	66,656,172
576,000	ONE Gas, Inc. (a)	35,349,120
2,106,700	PG&E Corp. (a)(b)	35,540,029
624,930	Pinnacle West Capital Corp. (a)	43,057,677
1,428,150	Public Service Enterprise Group Inc. (a)(b)	82,818,418
1,457,700	Sempra Energy (a)	104,313,012
460,000	Severn Trent Plc. (United Kingdom)	15,218,715
1,243,595	Southern Co. (a)	86,454,724
776,340	Spire Inc. (a)(b)	44,072,822
1,068,190	WEC Energy Group, Inc. (a)	86,267,024
1,490,150	Xcel Energy Inc. (a)	89,215,280

		2,103,508,867

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 22.2%
466,000	Cheniere Energy, Inc. (a)	$76,419,340
1,092,145	Enbridge Inc. (Canada)	38,771,148
3,650,062	Energy Transfer Equity LP	52,195,887
1,000,000	EnLink Midstream, LLC	12,060,000
1,831,000	Enterprise Products Partners LP	48,997,560
1,000,000	Keyera Corp. (Canada)	24,340,406
1,250,026	Kinder Morgan, Inc. (a)	21,150,440
45,000	Marathon Petroleum Corp.	7,452,000
1,368,852	MPLX LP	52,769,245
317,391	New Fortress Energy Inc.	10,546,903
575,000	ONEOK, Inc.	39,243,750
1,151,600	Pembina Pipeline Corp. (Canada)	39,916,617
1,989,900	Plains All American Pipeline, LP	30,724,056
751,120	Targa Resources Corp.	63,815,155
866,000	TC Energy Corp. (Canada) (a)(b)	34,146,380
55,000	Valero Energy Corp.	7,639,500
370,000	Western Midstream Partners, LP	10,630,100
1,523,500	The Williams Companies, Inc.	52,804,510

		623,622,997

	TELECOMMUNICATIONS - 16.8%
345,940	American Tower Corp. (a)(b)	67,683,161
2,584,500	AT&T Inc. (a)	45,719,805
1,065,865	BCE Inc. (Canada) (a)(b)	43,007,653
730,050	Cellnex Telecom SA (Spain)	28,374,092
1,089,400	Comcast Corp. Class A (a)(b)	50,700,676
683,755	Crown Castle Inc. (a)(b)	74,016,479
70,905	Equinix, Inc. (a)	58,834,842
2,349,500	Telus Corp. (Canada)	42,345,691
1,339,489	Verizon Communications Inc. (a)(b)	56,727,359
782,200	Vodafone Group Plc ADR (United Kingdom)	6,726,920

		474,136,678

	Total Common Stocks & MLP Interests
	(Cost $2,736,597,691)	3,201,268,542

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Par Value	Description	Value

BONDS - 24.1%

	ELECTRIC, GAS AND WATER - 12.6%
$6,000,000	AEP Texas Inc.
	5.40%, 6/01/33	$6,135,030
12,000,000	American Electric Power
	5 5/8%, 3/01/33	12,389,541
18,500,000	American Water Capital Corp.
	3.40%, 3/01/25 (a)(b)	18,157,001
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36 (a)(b)	24,430,221
10,000,000	Atlantic City Electric
	3 3/8%, 9/01/24	9,863,625
10,000,000	Berkshire Hathaway Inc.
	8.48%, 9/15/28 (a)(b)	11,636,204
9,000,000	CMS Energy Corp.
	3.45%, 8/15/27 (a)(b)	8,600,925
8,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	7,683,657
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,306,000
1,600,000	DTE Electric Co.
	3.65%, 3/15/24	1,596,026
10,000,000	Duke Energy Corp.
	3.15%, 8/15/27 (a)(b)	9,462,707
5,000,000	Duke Energy Ohio, Inc.
	3.65%, 2/1/29 (a)(b)	4,799,010
8,000,000	Edison International
	4.70%, 8/15/25 (a)(b)	7,933,449
5,600,000	Edison International
	4 1/8%, 3/15/28	5,436,330
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	9,514,799
9,970,000	Entergy Louisiana, LLC
	4.44%, 1/15/26 (a)(b)	9,934,830
7,000,000	Entergy Louisiana, LLC
	3.12%, 9/01/27 (a)(b)	6,627,628
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	3,901,355
4,000,000	Essential Utilities, Inc.
	3.57%, 5/01/29 (a)(b)	3,767,146
10,000,000	Eversource Energy
	4 1/4%, 4/01/29	9,637,436

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Par Value	Description	Value

$6,000,000	Exelon Corp.
	3.60%, 3/15/24	$5,983,182
15,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24	14,877,245
18,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	17,697,129
6,000,000	Kentucky Utilities Co.
	5.45%, 4/15/33	6,204,938
5,000,000	Nextera Energy Capital
	4.45% 6/20/25 (a)(b)	4,958,717
19,000,000	NiSource Finance Corp.
	3.49%, 5/15/27 (a)(b)	18,310,946
5,000,000	Ohio Power Co.
	6.60%, 2/15/33 (a)	5,543,567
10,000,000	Progress Energy Inc.
	7 3/4%, 3/01/31	11,504,467
10,000,000	Public Service Electric
	3 3/4%, 3/15/24	9,978,600
5,000,000	Public Service Electric
	3.00%, 5/15/25	4,892,699
10,000,000	Public Service Electric
	3.00%, 5/15/27 (a)(b)	9,573,541
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	4,890,751
5,000,000	Sempra Energy
	5.50%, 8/01/33	5,100,922
6,000,000	Southern California Gas Co.
	3.15%, 9/15/24	5,927,522
16,300,000	Southern Power Co.
	4.15%, 12/01/25 (a)(b)	16,096,346
9,000,000	Southern Power Co.
	5 3/4%, 9/15/33	9,431,035
8,500,000	Virginia Electric & Power Co.
	3 1/2%, 3/15/27 (a)(b)	8,221,265
4,000,000	Virginia Electric & Power Co.
	2 7/8%, 7/15/29	3,697,832
2,880,000	Wisconsin Energy Corp.
	3.55%, 6/15/25 (a)(b)	2,816,299
9,000,000	Xcel Energy Inc.
	3.35%, 12/01/26 (a)	8,687,300

		355,207,223

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Par Value	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION - 7.6%
$4,000,000	Conoco Inc.
	6.95%, 4/15/29	$4,448,353
20,000,000	Enbridge Inc. (Canada)
	4 1/4%, 12/01/26 (a)(b)	19,760,886
5,000,000	Energy Transfer Partners
	9.00%, 11/1/24	5,100,951
3,000,000	Energy Transfer Partners
	4.05%, 3/15/25 (a)(b)	2,960,508
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29 (a)(b)	10,138,475
7,900,000	Energy Transfer Partners
	5.80%, 6/15/38	8,009,488
6,000,000	Enterprise Products Operating LP
	3 1/8%, 7/31/29	5,581,900
8,000,000	Enterprise Products Operating LP
	5.35%, 1/31/33	8,324,868
5,000,000	Kinder Morgan Energy Partners, LP
	7 3/4%, 3/15/32 (a)(b)	5,691,879
16,000,000	Kinder Morgan Energy Partners, LP
	5.80%, 3/15/35	16,345,820
11,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26 (a)(b)	11,028,136
8,000,000	MPLX LP
	4 1/4%, 12/01/27	7,839,189
7,000,000	MPLX LP
	4.95%, 9/01/32	6,832,080
5,000,000	MPLX LP
	5.00%, 3/01/33	4,893,916
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	11,343,354
7,500,000	ONEOK Partners, LP
	4.90%, 3/15/25 (a)(b)	7,468,586
16,000,000	Phillips 66
	3.90%, 3/15/28 (a)(b)	15,597,385
10,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	9,929,778
20,000,000	Targa Resource Partners
	6 1/2%, 7/15/27 (a)(b)	20,370,500
18,500,000	Valero Energy Partners LP
	4 1/2%, 3/15/28 (a)(b)	18,264,373
15,000,000	The Williams Companies, Inc.
	5.15%, 3/15/34	15,045,276

		214,975,701

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS - 3.9%
$5,000,000	American Tower Corp.
	5.80%, 11/15/28	$5,187,688
8,000,000	American Tower Corp.
	5.65%, 3/15/33	8,268,777
8,000,000	AT&T Inc.
	2.30%, 6/01/27 (a)(b)	7,417,069
5,900,000	Comcast Corp.
	7.05%, 3/15/33 (a)(b)	6,835,240
5,000,000	Comcast Corp.
	7 1/8%, 2/15/28	5,442,903
17,000,000	Crown Castle Inc.
	4.45%, 2/15/26 (a)	16,788,838
6,000,000	Digital Realty Trust, Inc.
	3.60%, 7/01/29	5,629,119
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30 (a)(b)	17,851,557
10,000,000	Telus Corp.
	2.80% 2/16/27 (a)(b)	9,431,920
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	18,112,356
7,500,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	8,638,809

		109,604,276

	Total Bonds
	(Cost $686,076,340)	679,787,200

SHORT-TERM INVESTMENTS - 0.8%

	U.S. TREASURY BILLS - 0.8%
23,000,000	5.38%, 2/08/24 (c)	22,976,552

	Total Short-Term Investments
	(Cost $22,976,454)	22,976,552

	TOTAL INVESTMENTS - 138.7%
	(Cost $3,445,650,485)	3,904,032,294

	Secured borrowings - (27.4)%	(773,000,000)
	Secured notes - (7.1)%	(200,000,000)
	Mandatory Redeemable Preferred Shares at liquidation value - (4.7)%	(132,000,000)
	Other assets less other liabilities - 0.5%	14,789,614

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$2,813,821,908

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2024

(Unaudited)

(a)	All or a portion of this security has been pledged as collateral for borrowings and made available for loan
(b)	All or a portion of this security has been loaned
(c)	Rate shown represents yield-to-maturity

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2024:

	Level 1	Level 2
Common Stocks & MLP Interests	$3,201,268,542	—
Bonds	—	$679,787,200
Short-Term Investments	—	22,976,552
Total	$3,201,268,542	$702,763,752

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund's website at www.dpimc.com/dnp or the Securities and Exchange Commission's website at www.sec.gov.